Summary of significant accounting policies	6 Months Ended
Jun. 30, 2019
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
Note 2 - Summary of significant accounting policies

The significant accounting policies that have been applied in the preparation of the unaudited consolidated interim financial statements are identical to those that were applied in preparation of the Company’s most recent annual financial statements in connection with its Annual Report on Form 20-F except for the adoption of Accounting Standards Update (‘ASU”) 2016-02.

In February 2016, the Financial Accounting Standards Board issued ASU 2016-02
,

Leases (Topic 842)
. This ASU requires entities that lease assets to recognize on the balance sheet the assets and liabilities for the rights and obligations created by leases with lease terms of more than 12 months. The Company adopted this ASU effective January 1, 2019 using the modified retrospective application, applying the new standard to leases in place as of the adoption date. Prior periods have not been adjusted.

Recently issued accounting pronouncements

In May 2019, the FASB issued ASU 2019-05—Financial Instruments—Credit Losses (Topic 326): Targeted Transition Relief. The amendments in ASU No. 2019-05 provide an option to irrevocably elect the fair value option, on an instrument-by-instrument basis, for eligible financial assets measured on an amortized cost basis upon adoption of the credit losses standard. The ASU is effective for the Company beginning on January 1, 2020.